Other Non-Financial Assets and Liabilities - Summary of Other Non-Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current	$ 22,542,716	$ 19,564,698
VAT Dedit Tax and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Current	$ 22,542,716	12,721,365
Tax Payment of Central Eolica Canela SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Current		6,795,376
Other
Disclosure Of Financial Liabilities [Line Items]
Current		$ 47,957